Movement of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance at beginning of the year	$ 4,793	$ 2,223
Charge to expenses	679	2,570
Actual write-off	1,081
Balance at end of the year	$ 4,391	$ 4,793